787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 25, 2012

VIA EDGAR

Howie Hallock

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds
File Nos. 333-153445 and 811-22235
Post-Effective Amendment No. 34

Dear Mr. Hallock:

On behalf of the AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund and AQR Emerging Defensive Equity Fund (together, the “Defensive Equity Funds”), and the AQR Risk-Balanced Commodities Strategy Fund and AQR Risk-Balanced Commodities Strategy LV Fund (together, the “Commodities Strategy Funds” and, together with the Defensive Equity Funds, each a “Fund” and together, the “Funds”), each a series of the AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 34 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective immediately upon filing. We have reviewed the Amendment and represent that it does not contain disclosure which would render the Amendment ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by you on behalf of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Tuesday, May 29, 2012, regarding Post-Effective Amendment No. 29 to the Trust’s Registration Statement filed with the Commission on April 5, 2012. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. In addition, as discussed with you on June 18, 2012, the Amendment also contains strategy and risk disclosure on investments in commodity-linked notes. Unless otherwise indicated, defined terms used herein have the meanings set out in the Registration Statement.

NEW YORK    WASHINGTON, DC    PARIS LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

June 25, 2012

Summary Prospectus

All Funds

Comment 1	Fee Table — Footnote 1. Please delete the following part of the sentence: “. . . because the Fund had not commenced operations as of the date of this prospectus.”

Response	The Fund respectfully declines to make this change. This is standard disclosure included in all new AQR Funds prospectuses that is informative to investors in explaining why operating expenses are estimated for the current fiscal year.

Comment 2	Fee Table – Footnote 2. Please reduce the length of the footnote, for example, by deleting the following disclosure: “. . . , including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act . . .”

Response	The footnote has been shortened as requested, although the substance of the suggested deletion has been maintained.

Comment 3	Principal Risks – Common Stock Risk: Please clarify whether this disclosure means that common stocks are subject to greater fluctuations in market value than “all” or “certain” other asset classes.

Response	The requested clarification has been made. The word “certain” has been inserted before “other asset classes.”

Defensive Equity Funds

Comment 4a	Principal Investment Strategies: Please clarify the extent and purpose for which Equity Instruments that are derivatives will be used.

Response	The requested changes have been made.

Comment 4b	Principal Investment Strategies: Please indicate whether there are any limits regarding the percentage of a Fund’s portfolio that will be invested in any particular Equity Instrument.

Response	Each Fund’s disclosure states that the Fund will be diversified and, as a result, the Fund will comply with the limitations contained in Section 5(b)(1) of the 1940 Act. Each Fund discloses the Equity Instruments that will be a part of its principal investment strategies. Form N-1A does not require the Fund to disclose specific percentage limits for its investments in any particular instrument. The Fund therefore respectfully declines to make the requested change.

June 25, 2012

Comment 4c	Principal Investment Strategies: Please explain the concept of “beta” in plain English as the current description is rather technical.

Response	The requested changes have been made.

Comment 4d	Principal Investment Strategies: Please also ensure that all Principal Risks are discussed in the Principal Investment Strategies section.

Response	The requested changes have been made.

Commodities Strategy Funds

Comment 5	Cayman Subsidiary: Please confirm that the wholly-owned Cayman subsidiary of each Commodities Strategy Fund will be operated in the same manner as the other AQR Funds that utilize a wholly-owned Cayman subsidiary, including that the Cayman subsidiary will sign the registration statement of the Commodities Strategy Fund.

Response	Each Commodities Strategy Fund confirms that its wholly-owned Cayman subsidiary will be operated in the same manner as the current wholly-owned Cayman subsidiaries of other AQR Funds. The Cayman subsidiary of each Commodities Strategy Fund confirms that it will sign the Commodities Strategy Fund’s registration statement.

Comment 6	Principal Investment Strategies: Please disclose the commodities sectors to which the Fund will provide exposure.

Response	The Commodities Strategy Funds respectfully note that the commodities sectors to which each Fund provides exposure are listed in the first sentence of the first paragraph of the Principal Investment Strategies section.

AQR Risk-Balanced Commodities Strategy LV Fund

Comment 7	Principal Investment Strategies: Please explain the meaning of “LV” in the first paragraph of the Fund’s strategy description.

Response	The requested change has been made.

June 25, 2012

Statutory Prospectus

Defensive Equity Funds

Comment 8	Principal Investment Strategies: Please provide additional disclosure describing how the Fund uses the instruments included in Equity Instruments.

Response	Item 9(b)(1) of Form N-1A requires a Fund to describe its principal investment strategies, including the particular type or types of securities in which the Fund principally invests or will invest. We have described the types of securities in which the Fund principally will invest. Form N-1A does not require additional disclosure as to how these instruments are used. The Funds therefore respectfully decline to make the requested change.

Statement of Additional Information

Comment 9	Fundamental Policies – Item 3: Please remove “except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time” for all new Funds.

Response	The Funds respectfully decline to make the requested change. We note that this is standard disclosure within the industry and informs investors that the exception will not be limited to those permitted under the 1940 Act only at the time the Fund launched but also on an ongoing basis in order to take into account changes in law (including any interpretations or modifications by the SEC, its staff, or other regulatory authorities having jurisdiction).

Comment 10	Fundamental Policies – Item 3: Please clarify the meaning of “exposure to industries in commodity sectors.”

Response	The requested change has been made. As discussed with you on June 19, 2012, this fundamental policy of AQR Risk-Balanced Commodities Strategy Fund and AQR Risk-Balanced Commodities Strategy LV Fund has been changed to reflect that these Funds may be concentrated in investments providing exposure to an industry or groups of industries in commodity sectors.

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Each Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.

June 25, 2012

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	Brendan R. Kalb, Esq.
Nicole DonVito, Esq.
Rose F. DiMartino, Esq.